Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Interest income	$ 874	$ 1,047	$ 1,142
Interest income from operating assets	699	162	530
Interest expenses	(17,012)	(14,507)	(13,736)
Foreign exchange gains, net	1,842	(13,704)	3,540
Dividends income	68	146	152
Fair value gain on financial assets at fair value through profit or loss	1,900	(1,226)	5,358
Loss on debt swap		(4,134)
Gin from repurchase of NCN	52	(3)	(6)
Gain from derivative financial instruments (commodities)	312	39	270
Gain/Loss from derivative financial instruments (except commodities)	334	(520)	336
Other financial income	486		20
Other financial results		(754)
Other financial costs	(679)		(1,122)
Net result	(11,124)	(33,454)	(3,516)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	874	1,047	1,142
Interest income from operating assets	699	162	530
Interest expenses	(17,012)	(14,507)	(13,736)
Foreign exchange gains, net	1,842	(13,704)	3,540
Dividends income	68	146	152
Fair value gain on financial assets at fair value through profit or loss
Loss on debt swap		(4,134)
Gin from repurchase of NCN	52
Gain from derivative financial instruments (commodities)
Gain/Loss from derivative financial instruments (except commodities)
Other financial income	486
Other financial results		(754)
Other financial costs	(679)		(1,102)
Net result	(13,670)	(31,744)	(9,474)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest income from operating assets
Interest expenses
Foreign exchange gains, net
Dividends income
Fair value gain on financial assets at fair value through profit or loss	1,900	(1,226)	5,358
Loss on debt swap
Gin from repurchase of NCN		(3)	(6)
Gain from derivative financial instruments (commodities)	312	39	270
Gain/Loss from derivative financial instruments (except commodities)	334	(520)	336
Other financial income
Other financial results
Other financial costs
Net result	$ 2,546	$ (1,710)	$ 5,958